Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business combinations
Summary of goodwill, fair value of net assets acquired, provisional fair values of assets and liabilities arising from acquisitions and cash outflow from current and past acquisitions

	2024	2023
	£m	£m
Purchase consideration
– Cash paid	115	203
– Deferred and contingent consideration	67	58
Total purchase consideration	182	261
Fair value of net assets acquired	(51)	(88)
Goodwill from current-year acquisitions	131	173
Goodwill expected to be deductible for tax purposes	84	76

	2024	2023
	£m	£m
Non-current assets
– Intangible assets[1]	56	80
– Property, plant and equipment[2]	11	12
Current assets[3]	27	22
Current liabilities[4]	(23)	(12)
Non-current liabilities[5]	(20)	(14)
Net assets acquired	51	88
1.	Includes £46m (2023: £69m) of customer lists and £10m (2023: £11m) of other intangibles.
2.	Includes £4m (2023: £1m) of ROU assets.
3.	Includes cash acquired of £2m (2023: £8m), inventory of £11m (2023: £2m), and trade and other receivables of £14m (2023: £12m).
4.	Includes trade and other payables of £23m (2023: £10m).
5.	Includes £9m of deferred tax liabilities relating to acquired intangibles (2023: £12m), lease liabilities of £4m (2023: £1m), and other liabilities of £7m (2023: £1m).
6.

The fair values of assets and liabilities from acquisitions in the current year will be finalised in the 2025 Financial Statements. These fair values are provisional as the acquisition accounting has not yet been finalised, primarily due to the proximity of many acquisitions to the year end.

	2024	2023
	£m	£m
Total purchase consideration	182	261
Consideration payable in future periods	(67)	(58)
Purchase consideration paid in cash	115	203
Cash and cash equivalents in acquired companies and businesses	(2)	(8)
Cash outflow on current period acquisitions	113	195
Deferred and contingent consideration paid	59	47
Cash outflow on current and past acquisitions	172	242